Vanguard® S&P Small-Cap 600 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (3.0%)
*	Lumen Technologies Inc.	3,432,200	13,454
	Cinemark Holdings Inc.	361,210	12,198
	Telephone & Data Systems Inc.	329,846	11,333
*	Madison Square Garden Sports Corp.	56,658	10,759
*	Cargurus Inc. Class A	297,557	9,325
	TEGNA Inc.	545,072	9,114
*	IAC Inc.	239,553	8,614
*	Yelp Inc. Class A	222,723	8,501
	Cogent Communications Holdings Inc.	142,761	6,526
*	DoubleVerify Holdings Inc.	474,960	6,526
	John Wiley & Sons Inc. Class A	138,693	5,426
*	TripAdvisor Inc.	371,758	5,294
*	Ziff Davis Inc.	144,292	4,681
*	QuinStreet Inc.	191,066	2,918
*	Angi Inc. Class A	147,796	2,313
	Cable One Inc.	15,587	2,281
*	Gogo Inc.	198,739	2,109
*	Cars.com Inc.	201,883	2,069
	Shenandoah Telecommunications Co.	155,777	1,960
*	Thryv Holdings Inc.	137,133	1,824
	Shutterstock Inc.	80,806	1,491
	Scholastic Corp.	83,415	1,440
*	TechTarget Inc.	91,725	742
			130,898
Consumer Discretionary (13.5%)
*	Brinker International Inc.	150,200	25,929
	BorgWarner Inc.	739,700	24,477
*	Stride Inc.	144,646	21,898
*	Etsy Inc.	380,481	21,060
	Group 1 Automotive Inc.	43,918	18,618
*	Shake Shack Inc. Class A	135,384	17,572
*	Adtalem Global Education Inc.	126,019	16,638
*	Boot Barn Holdings Inc.	103,482	16,589
	Meritage Homes Corp.	244,684	15,564
*	Asbury Automotive Group Inc.	66,252	15,100
*	Frontdoor Inc.	256,416	14,105
*	Urban Outfitters Inc.	190,397	13,309
	Installed Building Products Inc.	78,532	12,524
*	Dorman Products Inc.	91,860	11,878
*	Cavco Industries Inc.	27,093	11,747
*	Champion Homes Inc.	178,184	11,653
	Kontoor Brands Inc.	167,874	11,516
	Six Flags Entertainment Corp.	315,408	10,585
*	M/I Homes Inc.	91,988	9,807
	Signet Jewelers Ltd.	147,112	9,793
	Patrick Industries Inc.	113,635	9,757
	Advance Auto Parts Inc.	200,706	9,620
	Academy Sports & Outdoors Inc.	234,748	9,604
*	Tri Pointe Homes Inc.	316,443	9,329
	Cheesecake Factory Inc.	158,880	8,765
	Strategic Education Inc.	82,343	7,512
	LCI Industries	86,181	7,510
*	Penn Entertainment Inc.	506,076	7,505
	Newell Brands Inc.	1,407,163	7,458
	Dana Inc.	435,899	7,249
	Perdoceo Education Corp.	209,244	7,123
*	Foot Locker Inc.	279,097	6,631
	American Eagle Outfitters Inc.	591,985	6,488
	Acushnet Holdings Corp.	92,556	6,316
*	Green Brick Partners Inc.	103,784	6,066
	Steven Madden Ltd.	244,580	6,029
	Phinia Inc.	138,069	5,992

		Shares	Market Value ($000)
*	Hanesbrands Inc.	1,194,309	5,912
	La-Z-Boy Inc.	140,456	5,884
*	Victoria's Secret & Co.	265,447	5,630
*	National Vision Holdings Inc.	266,396	5,277
	Papa John's International Inc.	110,404	4,996
	Century Communities Inc.	92,021	4,773
	Wolverine World Wide Inc.	270,884	4,621
*	Adient plc	283,984	4,427
	Cracker Barrel Old Country Store Inc.	75,302	4,325
	Buckle Inc.	101,091	4,308
*	Sonos Inc.	402,622	4,139
	Leggett & Platt Inc.	455,303	4,125
	Upbound Group Inc.	172,831	3,965
	Carter's Inc.	121,672	3,817
*	G-III Apparel Group Ltd.	130,693	3,797
*	Fox Factory Holding Corp.	141,085	3,619
	Monarch Casino & Resort Inc.	43,035	3,604
*	LGI Homes Inc.	69,986	3,506
	Sonic Automotive Inc. Class A	49,506	3,462
*	BJ's Restaurants Inc.	77,293	3,448
*	Sabre Corp.	1,305,568	3,290
	Winnebago Industries Inc.	96,131	3,262
[1]	Kohl's Corp.	377,028	3,065
*	Topgolf Callaway Brands Corp.	477,151	3,025
*	Sally Beauty Holdings Inc.	345,047	3,005
*	Gentherm Inc.	104,972	2,873
*	XPEL Inc.	76,980	2,769
	Oxford Industries Inc.	49,972	2,683
*	Dave & Buster's Entertainment Inc.	104,560	2,296
	Matthews International Corp. Class A	105,116	2,255
*	Mister Car Wash Inc.	316,969	2,244
	Standard Motor Products Inc.	69,390	2,103
*	Helen of Troy Ltd.	77,446	2,083
	Sturm Ruger & Co. Inc.	56,936	2,061
*	Pursuit Attractions & Hospitality Inc.	72,191	2,013
	Ethan Allen Interiors Inc.	76,824	2,007
	Golden Entertainment Inc.	69,169	1,973
	Bloomin' Brands Inc.	256,499	1,957
*	Dream Finders Homes Inc. Class A	92,985	1,940
*	American Axle & Manufacturing Holdings Inc.	395,312	1,735
	Monro Inc.	100,677	1,543
	Caleres Inc.	114,285	1,537
*	MarineMax Inc.	67,191	1,425
	Jack in the Box Inc.	63,401	1,202
	Shoe Carnival Inc.	59,361	1,141
	Guess? Inc.	91,673	961
			583,399
Consumer Staples (3.3%)
	Cal-Maine Foods Inc.	145,946	14,001
*	Freshpet Inc.	164,164	13,159
	WD-40 Co.	45,816	11,162
*	Simply Good Foods Co.	310,886	10,729
	PriceSmart Inc.	83,912	9,061
	Interparfums Inc.	60,710	8,270
*	Chefs' Warehouse Inc.	119,055	7,593
*	United Natural Foods Inc.	202,248	6,183
	J & J Snack Foods Corp.	52,714	6,071
	Universal Corp.	83,530	5,462
*	Central Garden & Pet Co. Class A	170,797	5,460
	Energizer Holdings Inc.	222,366	5,179
	Edgewell Personal Care Co.	162,805	4,497
*	Grocery Outlet Holding Corp.	328,067	4,455
	Fresh Del Monte Produce Inc.	113,454	4,007
	Andersons Inc.	108,715	3,861
	WK Kellogg Co.	223,915	3,789
	National Beverage Corp.	79,147	3,580
*	TreeHouse Foods Inc.	153,027	3,437
	SpartanNash Co.	114,493	2,228
	Tootsie Roll Industries Inc.	57,612	2,054

		Shares	Market Value ($000)
	John B Sanfilippo & Son Inc.	30,664	1,905
	MGP Ingredients Inc.	47,247	1,390
*	Central Garden & Pet Co.	31,513	1,136
	B&G Foods Inc.	269,164	1,133
*	USANA Health Sciences Inc.	37,169	1,110
			140,912
Energy (3.9%)
	Archrock Inc.	592,157	14,745
	Magnolia Oil & Gas Corp. Class A	645,984	13,889
	Core Natural Resources Inc.	171,589	11,891
	California Resources Corp.	240,999	10,645
	Cactus Inc. Class A	225,299	9,237
	SM Energy Co.	387,007	9,064
	Northern Oil & Gas Inc.	335,881	8,928
*	Comstock Resources Inc.	306,936	7,152
	Patterson-UTI Energy Inc.	1,188,428	6,560
*	Oceaneering International Inc.	342,286	6,527
*	Tidewater Inc.	162,755	6,463
	Liberty Energy Inc. Class A	548,019	6,352
	Peabody Energy Corp.	410,954	5,408
	World Kinect Corp.	196,050	5,370
	Crescent Energy Co. Class A	618,415	5,188
	Helmerich & Payne Inc.	336,361	5,129
	International Seaways Inc.	136,489	5,057
*	Par Pacific Holdings Inc.	188,605	4,072
*	Talos Energy Inc.	420,705	3,382
*	Helix Energy Solutions Group Inc.	483,691	2,994
[1]	Atlas Energy Solutions Inc.	243,091	2,954
	CVR Energy Inc.	116,048	2,714
	Dorian LPG Ltd.	123,331	2,641
*	Bristow Group Inc. Class A	83,451	2,442
*	REX American Resources Corp.	52,483	2,212
*	Innovex International Inc.	131,556	1,815
	Core Laboratories Inc.	159,149	1,711
*	ProPetro Holding Corp.	266,536	1,439
*	Vital Energy Inc.	90,666	1,349
	RPC Inc.	277,717	1,233
			168,563
Financials (19.1%)
*	Mr. Cooper Group Inc.	215,105	27,863
	Jackson Financial Inc. Class A	249,838	20,464
	Lincoln National Corp.	576,259	19,097
	Radian Group Inc.	490,615	16,755
*	Palomar Holdings Inc.	89,726	15,385
	Piper Sandler Cos.	54,447	13,691
	Assured Guaranty Ltd.	161,772	13,678
	Moelis & Co. Class A	238,752	13,635
	Ameris Bancorp	218,775	13,448
	Atlantic Union Bankshares Corp.	441,075	13,241
	StepStone Group Inc. Class A	223,179	12,911
*	Axos Financial Inc.	183,467	12,758
	ServisFirst Bancshares Inc.	169,774	12,636
*	StoneX Group Inc.	144,876	12,265
	PJT Partners Inc. Class A	80,163	12,077
	BGC Group Inc. Class A	1,265,890	11,747
	United Community Banks Inc.	403,757	11,604
[1]	First Bancorp	550,758	11,004
	Virtu Financial Inc. Class A	273,240	10,982
	Blackstone Mortgage Trust Inc. Class A	580,151	10,959
	Renasant Corp.	311,853	10,930
	Fulton Financial Corp.	615,947	10,625
*	NMI Holdings Inc. Class A	265,311	10,538
	WSFS Financial Corp.	198,378	10,492
	Cathay General Bancorp	240,832	10,321
	First Hawaiian Inc.	427,617	10,212
*	Genworth Financial Inc. Class A	1,444,693	10,185
	HA Sustainable Infrastructure Capital Inc.	402,306	10,078
	Community Financial System Inc.	178,103	10,017
	Artisan Partners Asset Management Inc. Class A	236,974	9,550

		Shares	Market Value ($000)
	Bank of Hawaii Corp.	134,441	8,942
	Goosehead Insurance Inc. Class A	82,506	8,932
	Independent Bank Corp.	143,739	8,840
	BankUnited Inc.	252,860	8,592
	Bread Financial Holdings Inc.	166,051	8,508
	BancFirst Corp.	67,392	8,337
	CVB Financial Corp.	444,139	8,328
*	Bancorp Inc.	161,391	8,247
*	Enova International Inc.	87,292	8,089
	Park National Corp.	49,177	7,994
	Simmons First National Corp. Class A	425,003	7,973
	WaFd Inc.	275,965	7,843
	First Financial Bancorp	323,077	7,806
	EVERTEC Inc.	215,295	7,800
	Walker & Dunlop Inc.	108,461	7,429
	Seacoast Banking Corp. of Florida	287,110	7,416
	NBT Bancorp Inc.	176,477	7,386
	Provident Financial Services Inc.	441,681	7,376
	Banner Corp.	116,553	7,186
	Trustmark Corp.	206,295	7,109
	Cohen & Steers Inc.	90,700	6,969
	Pacific Premier Bancorp Inc.	326,217	6,916
*	NCR Atleos Corp.	245,119	6,498
	OFG Bancorp	155,276	6,388
	Banc of California Inc.	465,216	6,383
	Pathward Financial Inc.	80,660	6,296
[1]	Arbor Realty Trust Inc.	638,354	6,115
*	SiriusPoint Ltd.	311,591	6,104
	Horace Mann Educators Corp.	137,858	5,987
*	Payoneer Global Inc.	867,711	5,909
	City Holding Co.	49,709	5,860
	Mercury General Corp.	89,933	5,799
	First Bancorp (XNGS)	139,808	5,784
	Stewart Information Services Corp.	93,899	5,666
	First Commonwealth Financial Corp.	343,131	5,360
*	Trupanion Inc.	113,001	5,333
	Northwest Bancshares Inc.	431,222	5,295
	Lakeland Financial Corp.	86,257	5,164
	FB Financial Corp.	118,120	5,156
*	Customers Bancorp Inc.	98,493	5,019
*	Donnelley Financial Solutions Inc.	89,709	4,887
	HCI Group Inc.	28,686	4,841
	S&T Bancorp Inc.	129,191	4,736
	National Bank Holdings Corp. Class A	128,530	4,646
	Hilltop Holdings Inc.	155,543	4,638
	Veritex Holdings Inc.	184,453	4,464
	Westamerica Bancorp	90,240	4,336
	Stellar Bancorp Inc.	160,612	4,324
	Hope Bancorp Inc.	428,458	4,302
*	Triumph Financial Inc.	74,228	4,288
	Apollo Commercial Real Estate Finance Inc.	432,497	4,251
[1]	ARMOUR Residential REIT Inc.	257,795	4,179
	Safety Insurance Group Inc.	50,174	4,121
	Employers Holdings Inc.	83,608	4,069
	PROG Holdings Inc.	140,404	4,048
*	ProAssurance Corp.	172,801	4,007
	Ellington Financial Inc.	306,397	3,851
	Berkshire Hills Bancorp Inc.	154,309	3,821
	Virtus Investment Partners Inc.	22,304	3,807
	Two Harbors Investment Corp.	350,671	3,714
	WisdomTree Inc.	387,069	3,654
	PennyMac Mortgage Investment Trust	293,758	3,607
	Enact Holdings Inc.	98,797	3,497
	Preferred Bank	41,490	3,469
	Dime Community Bancshares Inc.	132,785	3,407
	Navient Corp.	250,903	3,372
	Brookline Bancorp Inc.	301,498	3,115
	Franklin BSP Realty Trust Inc.	281,070	3,100
	AMERISAFE Inc.	64,435	3,059
*	Encore Capital Group Inc.	80,278	3,043

		Shares	Market Value ($000)
	Acadian Asset Management Inc.	94,828	2,855
	Southside Bancshares Inc.	96,511	2,721
	Heritage Financial Corp.	115,152	2,692
	Tompkins Financial Corp.	42,541	2,612
	Ready Capital Corp.	571,143	2,553
	Central Pacific Financial Corp.	91,765	2,450
	Redwood Trust Inc.	449,035	2,447
*	EZCORP Inc. Class A	175,983	2,367
	Capitol Federal Financial Inc.	414,279	2,366
	Hanmi Financial Corp.	101,722	2,331
	United Fire Group Inc.	72,276	2,056
	New York Mortgage Trust Inc.	308,082	2,012
	TrustCo Bank Corp.	64,622	2,006
*	PRA Group Inc.	133,657	1,897
	Eagle Bancorp Inc.	101,567	1,788
	KKR Real Estate Finance Trust Inc.	194,022	1,733
*	World Acceptance Corp.	10,878	1,680
			824,501
Health Care (10.9%)
*	Corcept Therapeutics Inc.	315,389	24,462
	Teleflex Inc.	157,082	19,206
*	Merit Medical Systems Inc.	197,109	18,731
*	Glaukos Corp.	186,476	17,583
*	ADMA Biologics Inc.	799,441	15,861
*	TG Therapeutics Inc.	451,397	15,849
*	Alkermes plc	473,844	14,504
*	TransMedics Group Inc.	113,508	14,429
*	Prestige Consumer Healthcare Inc.	167,519	14,351
*	Inspire Medical Systems Inc.	100,347	13,868
*	Integer Holdings Corp.	113,443	13,473
*	RadNet Inc.	220,341	12,667
*	ICU Medical Inc.	82,805	11,167
*	Krystal Biotech Inc.	85,579	10,780
*	CorVel Corp.	92,055	10,243
*	Protagonist Therapeutics Inc.	201,528	9,567
*	Catalyst Pharmaceuticals Inc.	379,046	9,461
*	ACADIA Pharmaceuticals Inc.	417,102	8,997
	Organon & Co.	871,064	8,031
*	Privia Health Group Inc.	349,078	7,945
	Concentra Group Holdings Parent Inc.	366,066	7,918
	Premier Inc. Class A	308,390	7,087
*	Vericel Corp.	167,073	6,899
*	Arrowhead Pharmaceuticals Inc.	426,230	6,850
*	QuidelOrtho Corp.	223,153	6,844
*	Addus HomeCare Corp.	60,655	6,727
*	Ligand Pharmaceuticals Inc.	63,895	6,529
*	Enovis Corp.	192,035	6,011
	CONMED Corp.	104,478	5,929
*	Supernus Pharmaceuticals Inc.	186,718	5,919
*	UFP Technologies Inc.	24,654	5,774
	LeMaitre Vascular Inc.	69,300	5,697
	Select Medical Holdings Corp.	352,872	5,395
*	Progyny Inc.	250,579	5,387
*	Omnicell Inc.	156,447	4,751
*	Harmony Biosciences Holdings Inc.	129,108	4,454
*	Tandem Diabetes Care Inc.	222,107	4,402
	National HealthCare Corp.	41,772	4,350
*	Certara Inc.	370,198	4,205
*	Azenta Inc.	154,431	4,126
*	Schrodinger Inc.	187,385	4,051
*	Pediatrix Medical Group Inc.	285,553	4,041
*	Dynavax Technologies Corp.	412,797	4,041
*	Pacira BioSciences Inc.	156,145	4,035
*	Neogen Corp.	666,302	3,905
	US Physical Therapy Inc.	51,004	3,825
*	Artivion Inc.	127,644	3,776
*	Innoviva Inc.	186,329	3,647
*	Astrana Health Inc.	140,578	3,485
*	ANI Pharmaceuticals Inc.	56,122	3,296

		Shares	Market Value ($000)
*	Amphastar Pharmaceuticals Inc.	126,885	3,262
*	AdaptHealth Corp. Class A	359,303	3,227
*	Collegium Pharmaceutical Inc.	109,223	3,183
*	NeoGenomics Inc.	434,101	3,160
*	STAAR Surgical Co.	166,760	2,970
*	Integra LifeSciences Holdings Corp.	224,441	2,841
*	AMN Healthcare Services Inc.	129,124	2,726
*	BioLife Solutions Inc.	122,498	2,680
	HealthStream Inc.	81,402	2,281
	Embecta Corp.	197,168	2,076
*	Arcus Biosciences Inc.	228,743	2,043
*	Avanos Medical Inc.	154,919	1,947
*	Xencor Inc.	237,134	1,897
	Mesa Laboratories Inc.	18,456	1,857
	Simulations Plus Inc.	54,867	1,747
	Phibro Animal Health Corp. Class A	68,357	1,669
*	Owens & Minor Inc.	251,203	1,658
*	Vir Biotechnology Inc.	313,441	1,548
*	Fortrea Holdings Inc.	305,034	1,312
*	Myriad Genetics Inc.	308,818	1,294
*	Cytek Biosciences Inc.	350,761	972
*,2	OmniAb Inc. 12.5 Earnout	27,888	—
*,2	OmniAb Inc. 15 Earnout	27,888	—
			470,881
Industrials (19.0%)
*	SPX Technologies Inc.	156,798	23,847
	Armstrong World Industries Inc.	147,433	22,945
*	Dycom Industries Inc.	98,678	22,688
	Air Lease Corp. Class A	350,333	20,183
*	Sterling Infrastructure Inc.	103,879	19,530
	Federal Signal Corp.	206,685	19,443
*	Kratos Defense & Security Solutions Inc.	516,982	19,071
	JBT Marel Corp.	156,165	17,929
	Moog Inc. Class A	95,885	17,768
	Zurn Elkay Water Solutions Corp.	483,141	17,485
	CSW Industrials Inc.	56,762	17,357
*	AeroVironment Inc.	94,714	16,862
	WillScot Holdings Corp.	624,890	16,841
*	Gates Industrial Corp. plc	768,889	16,262
	ESCO Technologies Inc.	87,288	15,820
	Robert Half Inc.	339,701	15,555
	Arcosa Inc.	164,960	14,231
*	SkyWest Inc.	136,414	13,839
*	Verra Mobility Corp. Class A	557,343	13,181
	Enpro Inc.	71,002	13,145
	Granite Construction Inc.	146,917	13,142
	Mueller Water Products Inc. Class A	529,718	12,994
	Matson Inc.	112,336	12,677
*	GEO Group Inc.	460,264	12,492
	Kadant Inc.	39,723	12,469
	Korn Ferry	174,433	11,863
	Franklin Electric Co. Inc.	132,903	11,482
	Boise Cascade Co.	129,894	11,285
	ABM Industries Inc.	210,369	11,076
*	Amentum Holdings Inc.	510,135	10,539
	Rush Enterprises Inc. Class A	210,806	10,467
	Brady Corp. Class A	149,566	10,435
*	Resideo Technologies Inc.	497,131	10,291
*	Everus Construction Group Inc.	172,427	9,985
*	GMS Inc.	131,273	9,941
	UniFirst Corp.	50,752	9,570
	Griffon Corp.	133,441	9,174
	AZZ Inc.	101,075	9,167
*	MYR Group Inc.	54,523	8,552
*	Mercury Systems Inc.	171,575	8,450
*	OPENLANE Inc.	361,313	8,285
*	CoreCivic Inc.	371,569	8,160
	Enerpac Tool Group Corp. Class A	184,053	7,892
	HNI Corp.	161,810	7,529

		Shares	Market Value ($000)
*	RXO Inc.	478,474	7,431
*	AAR Corp.	119,430	7,334
	Trinity Industries Inc.	278,045	7,157
	Albany International Corp. Class A	105,947	7,000
	Alamo Group Inc.	35,087	6,949
	Hub Group Inc. Class A	205,640	6,932
*	Triumph Group Inc.	261,840	6,753
*	Hayward Holdings Inc.	480,884	6,708
	Worthington Enterprises Inc.	104,778	6,172
	CSG Systems International Inc.	93,204	6,157
	Standex International Corp.	40,245	6,075
*	Gibraltar Industries Inc.	102,427	6,000
*	Sunrun Inc.	758,714	5,683
	Kennametal Inc.	261,763	5,636
	Pitney Bowes Inc.	533,802	5,498
	Werner Enterprises Inc.	209,274	5,431
	Powell Industries Inc.	31,783	5,390
*	JetBlue Airways Corp.	1,026,009	5,181
*	DNOW Inc.	357,340	5,153
	Lindsay Corp.	36,666	5,111
	ArcBest Corp.	78,678	4,932
	Greenbrier Cos. Inc.	105,882	4,772
	Tennant Co.	63,729	4,743
	Hillenbrand Inc.	237,921	4,649
*	Masterbrand Inc.	429,933	4,385
	Interface Inc. Class A	197,033	3,958
*	NV5 Global Inc.	176,153	3,893
	MillerKnoll Inc.	230,255	3,884
	Schneider National Inc. Class B	159,056	3,685
*	DXP Enterprises Inc.	43,004	3,556
*	Healthcare Services Group Inc.	248,510	3,504
*	Vicor Corp.	77,864	3,398
*	Proto Labs Inc.	82,962	3,068
	Astec Industries Inc.	77,230	3,034
	Heidrick & Struggles International Inc.	69,096	3,017
*	American Woodmark Corp.	50,915	2,870
	Apogee Enterprises Inc.	74,198	2,868
*	Allegiant Travel Co.	49,337	2,742
*,1	Hertz Global Holdings Inc.	414,889	2,718
	Quanex Building Products Corp.	159,807	2,674
	Marten Transport Ltd.	195,921	2,555
	Vestis Corp.	387,664	2,388
	Insteel Industries Inc.	65,921	2,309
*	Enviri Corp.	272,445	2,220
	Deluxe Corp.	150,153	2,143
*	Liquidity Services Inc.	76,838	1,796
*	Sun Country Airlines Holdings Inc.	132,331	1,532
	National Presto Industries Inc.	17,188	1,472
	Heartland Express Inc.	145,194	1,300
*	Titan International Inc.	161,318	1,168
*	Forward Air Corp.	67,177	1,127
			818,010
Information Technology (12.1%)
	Badger Meter Inc.	99,478	24,693
*	Qorvo Inc.	315,900	24,015
	InterDigital Inc.	86,872	18,874
*	Box Inc. Class A	486,093	18,384
*	SPS Commerce Inc.	128,342	18,065
*	Itron Inc.	152,511	17,630
*	ACI Worldwide Inc.	354,764	16,411
*,1	MARA Holdings Inc.	1,147,878	16,208
*	Sanmina Corp.	183,747	15,562
*	Sandisk Corp.	389,764	14,690
	Advanced Energy Industries Inc.	127,415	14,625
*	SiTime Corp.	64,647	12,675
*	Insight Enterprises Inc.	92,433	12,052
*	Plexus Corp.	91,459	12,005
*	OSI Systems Inc.	52,844	11,579
*	Semtech Corp.	290,518	10,845

		Shares	Market Value ($000)
*	TTM Technologies Inc.	344,928	10,300
*	BlackLine Inc.	175,432	9,812
*	Alarm.com Holdings Inc.	167,190	9,597
*	DXC Technology Co.	612,342	9,308
*	Calix Inc.	199,576	9,228
	Progress Software Corp.	146,709	9,031
*	Impinj Inc.	78,275	8,930
*,1	Cleanspark Inc.	940,281	8,115
*	Agilysys Inc.	75,812	8,029
	Clear Secure Inc. Class A	318,010	7,871
*	FormFactor Inc.	262,090	7,823
*	LiveRamp Holdings Inc.	222,441	7,247
*	Teradata Corp.	323,753	7,110
*	Extreme Networks Inc.	449,655	7,046
*	Diodes Inc.	156,696	6,957
*	Viavi Solutions Inc.	751,373	6,845
*	ePlus Inc.	89,094	6,359
*	Axcelis Technologies Inc.	109,742	6,183
*	DigitalOcean Holdings Inc.	215,574	6,101
	Kulicke & Soffa Industries Inc.	180,517	5,804
*	NetScout Systems Inc.	243,140	5,553
*	NCR Voyix Corp.	493,031	5,468
	Vishay Intertechnology Inc.	379,488	5,339
*	Arlo Technologies Inc.	339,465	4,861
*	Knowles Corp.	295,990	4,857
	Adeia Inc.	368,928	4,737
	Benchmark Electronics Inc.	121,559	4,439
	A10 Networks Inc.	248,960	4,297
	CTS Corp.	101,764	4,141
*	Digi International Inc.	124,810	4,045
*	Rogers Corp.	57,437	3,824
*	Veeco Instruments Inc.	195,956	3,784
*	Photronics Inc.	214,368	3,582
*	Harmonic Inc.	395,801	3,570
*,1	SolarEdge Technologies Inc.	196,538	3,510
*	Penguin Solutions Inc.	180,410	3,204
*	Sprinklr Inc. Class A	378,434	3,194
*	MaxLinear Inc. Class A	261,023	2,973
*	ScanSource Inc.	73,165	2,954
*	Ultra Clean Holdings Inc.	152,449	2,953
	PC Connection Inc.	41,882	2,739
*	Cohu Inc.	157,904	2,695
*	Grid Dynamics Holdings Inc.	208,821	2,617
*	Viasat Inc.	288,875	2,522
	Xerox Holdings Corp.	388,902	1,902
*	N-able Inc.	237,323	1,849
*	PDF Solutions Inc.	104,299	1,846
*	Ichor Holdings Ltd.	114,763	1,811
*	Alpha & Omega Semiconductor Ltd.	81,103	1,721
*	CEVA Inc.	80,181	1,504
*	Corsair Gaming Inc.	151,342	1,330
*,1	Wolfspeed Inc.	524,244	624
			520,454
Materials (4.9%)
	Celanese Corp.	369,721	19,532
	Balchem Corp.	109,948	18,328
	FMC Corp.	422,250	17,127
	Element Solutions Inc.	753,608	16,112
	Sealed Air Corp.	492,794	15,868
	Sensient Technologies Corp.	143,271	13,543
	HB Fuller Co.	184,954	10,324
*	MP Materials Corp.	408,479	8,901
	Hawkins Inc.	64,421	8,600
	Warrior Met Coal Inc.	177,723	8,078
	Innospec Inc.	84,405	7,181
*	O-I Glass Inc.	521,084	6,831
	Minerals Technologies Inc.	107,922	6,128
	Sylvamo Corp.	115,370	6,111
	Materion Corp.	70,269	5,441

		Shares	Market Value ($000)
	Chemours Co.	505,779	5,124
*	Ingevity Corp.	122,835	5,082
	Quaker Chemical Corp.	46,286	5,019
*	Alpha Metallurgical Resources Inc.	36,932	4,138
	Kaiser Aluminum Corp.	53,925	3,914
	Stepan Co.	71,473	3,880
	Worthington Steel Inc.	118,516	2,951
*	Century Aluminum Co.	175,935	2,725
	SunCoke Energy Inc.	285,737	2,326
	AdvanSix Inc.	89,884	2,113
	Koppers Holdings Inc.	68,125	2,093
*	Metallus Inc.	125,706	1,588
			209,058
Real Estate (7.8%)
	Essential Properties Realty Trust Inc.	634,787	20,631
	Ryman Hospitality Properties Inc.	202,610	19,676
	Terreno Realty Corp.	337,455	19,039
	CareTrust REIT Inc.	634,703	18,254
	Phillips Edison & Co. Inc.	423,313	15,011
	Macerich Co.	840,485	13,599
	SL Green Realty Corp.	236,861	13,447
	Millrose Properties Inc.	406,748	11,336
	Tanger Inc.	374,366	11,156
	Highwoods Properties Inc.	363,976	10,810
	Four Corners Property Trust Inc.	338,070	9,334
[1]	Medical Properties Trust Inc.	2,030,459	9,279
	Apple Hospitality REIT Inc.	754,806	8,748
	LXP Industrial Trust	1,000,363	8,583
	Douglas Emmett Inc.	566,300	8,058
	Acadia Realty Trust	404,724	7,795
*	Cushman & Wakefield plc	776,759	7,791
	Urban Edge Properties	424,524	7,709
	Outfront Media Inc.	465,950	7,698
	Curbline Properties Corp.	319,719	7,254
	Sunstone Hotel Investors Inc.	679,515	6,089
	St. Joe Co.	128,574	5,749
	LTC Properties Inc.	153,062	5,417
	DiamondRock Hospitality Co.	701,038	5,356
	Innovative Industrial Properties Inc.	95,837	5,292
	Global Net Lease Inc.	669,799	5,198
	Getty Realty Corp.	170,894	5,000
	JBG SMITH Properties	285,471	4,882
	Elme Communities	297,215	4,773
	Alexander & Baldwin Inc.	245,581	4,398
	Xenia Hotels & Resorts Inc.	344,257	4,210
	Veris Residential Inc.	272,828	4,147
	Pebblebrook Hotel Trust	404,620	3,714
	Centerspace	56,062	3,574
	Uniti Group Inc.	825,607	3,550
	American Assets Trust Inc.	159,810	3,187
	Easterly Government Properties Inc. Class A	134,436	2,921
	Kennedy-Wilson Holdings Inc.	400,386	2,551
	NexPoint Residential Trust Inc.	74,846	2,545
	Brandywine Realty Trust	585,821	2,478
	eXp World Holdings Inc.	286,157	2,438
	Marcus & Millichap Inc.	81,574	2,350
	Safehold Inc.	155,064	2,337
	SITE Centers Corp.	160,348	1,911
	Armada Hoffler Properties Inc.	268,023	1,865
	Whitestone REIT	151,385	1,865
	Universal Health Realty Income Trust	42,843	1,701
	Summit Hotel Properties Inc.	364,464	1,596
	Saul Centers Inc.	40,644	1,369
			337,671
Utilities (2.4%)
	MDU Resources Group Inc.	689,551	11,853
	MGE Energy Inc.	122,433	11,058
	Otter Tail Corp.	141,463	10,918
	Avista Corp.	267,811	10,313

			Shares	Market Value ($000)
		American States Water Co.	127,783	10,078
		California Water Service Group	201,094	9,502
		Chesapeake Utilities Corp.	77,019	9,411
		Clearway Energy Inc. Class C	280,912	8,644
		Northwest Natural Holding Co.	135,912	5,568
		H2O America	102,337	5,371
		Middlesex Water Co.	60,372	3,499
		Clearway Energy Inc. Class A	116,418	3,359
		Unitil Corp.	54,973	3,014
				102,588
Total Common Stocks (Cost $3,957,919)				4,306,935
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3,4]	Vanguard Market Liquidity Fund (Cost $31,917)	4.342%	319,240	31,921
Total Investments (100.6%) (Cost $3,989,836)				4,338,856
Other Assets and Liabilities—Net (-0.6%)				(26,648)
Net Assets (100%)				4,312,208
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,049.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $30,619 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	27	2,792	(52)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alkermes plc	8/29/25	BANA	2,187	(4.338)	132	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,306,935	—	—	4,306,935
Temporary Cash Investments	31,921	—	—	31,921
Total	4,338,856	—	—	4,338,856

Derivative Financial Instruments
Assets
Swap Contracts	—	132	—	132
Liabilities
Futures Contracts[1]	(52)	—	—	(52)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.